Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Interest-Bearing Borrowings [Abstract]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity	fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.
	Note	Fixed interest rate per annum	Term	December 31, 2022	December 31, 2023
				RMB	RMB
Repurchase agreements

Funds obtained from financial institutions	(i)	10.0% to 13.8%	Within 2 years	111,593,865	681,556,262

Interest payable to financial institutions	(i)			1,048,145	5,025,192
Total repurchase agreements				112,642,010	686,581,454

Schedule of Repurchase Agreement	As of December 31, 2023, the amount of funds obtained from Changzhou Huitong and the interest payable are RMB28,799,109 and RMB540,596, respectively.
	December 31, 2022	December 31, 2023
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Loans principal, interest and financing service fee receivables	111,593,865	681,556,262
Total repurchase agreements	111,593,865	681,556,262

Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements	The below table provides the contractual maturities of the gross obligations under repurchase agreements.
	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2023	-	-	-	681,556,262	681,556,262
As of December 31, 2022	-	-	-	111,593,865	111,593,865

Schedule of Other Borrowings	Other borrowings
Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2022	December 31, 2023
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	5.1% to 9.7%	Less than 1 year	5,675,480,078	6,428,349,468

Long-term:
Investors of consolidated VIEs	(i)	5.5% to 10.2%	1 - 5 years	1,991,623,976	1,679,000,689

Commercial bank A	(ii)	4.5%	10 years	-	74,870,833
Commercial bank B	(iii)	4.1%	30 years	-	22,250,000
Interest payable to
Investors of consolidated VIEs	(i)			60,455,283	39,144,391
Total				7,727,559,337	8,243,615,381
(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2023, the borrowings from VIEs have principal RMB8,107,350,157, bearing interests from 5.1% to 10.2% per year.
(ii)	In December 2023, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2023 and were secured by the Group’s recently purchased office buildings. As of December 31, 2023, the outstanding loan principal was RMB74,870,833.
(iii)	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2023, the outstanding loan principal was RMB22,250,000.

Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations	Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:
	December 31, 2023
	2024	2025	2026	2027	2028	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,240,300,000	98,400,000	2,350,689	-	337,950,000	1,679,000,689

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	37,120,833	74,870,833

Commercial bank B	386,388	402,531	419,349	436,869	455,121	20,149,742	22,250,000

Total	7,936,388	1,248,252,531	106,369,349	10,337,558	8,005,121	395,220,575	1,776,121,522
	December 31, 2022
	2023	2024	2025	2026	2027	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,084,492,735	237,055,841	13,075,400	-	657,000,000	1,991,623,976

Total	-	1,084,492,735	237,055,841	13,075,400	-	657,000,000	1,991,623,976

Schedule of Pledge Assets	The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.
	December 31, 2022	December 31, 2023
	RMB	RMB
Loans principal, interest and financing service fee receivables	147,257,249	2,163,917,080

Office buildings	-	151,111,771

Real estate property	-	44,500,000
Total	147,257,249	2,359,528,851